Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS STATE MUNICIPAL BOND FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000806176
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2011
Dreyfus Connecticut Fund (Prospectus Summary) | Dreyfus Connecticut Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCTX
Dreyfus Connecticut Fund (Prospectus Summary) | Dreyfus Connecticut Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCBX
Dreyfus Connecticut Fund (Prospectus Summary) | Dreyfus Connecticut Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCCX
Dreyfus Connecticut Fund (Prospectus Summary) | Dreyfus Connecticut Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCIX
Dreyfus Connecticut Fund (Prospectus Summary) | Dreyfus Connecticut Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPMZX
Dreyfus Maryland Fund (Prospectus Summary) | Dreyfus Maryland Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMDX
Dreyfus Maryland Fund (Prospectus Summary) | Dreyfus Maryland Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDBX
Dreyfus Maryland Fund (Prospectus Summary) | Dreyfus Maryland Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDCX
Dreyfus Massachusetts Fund (Prospectus Summary) | Dreyfus Massachusetts Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMAX
Dreyfus Massachusetts Fund (Prospectus Summary) | Dreyfus Massachusetts Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMAX
Dreyfus Massachusetts Fund (Prospectus Summary) | Dreyfus Massachusetts Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMAX
Dreyfus Massachusetts Fund (Prospectus Summary) | Dreyfus Massachusetts Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAZX
Dreyfus Minnesota Fund (Prospectus Summary) | Dreyfus Minnesota Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMNX
Dreyfus Minnesota Fund (Prospectus Summary) | Dreyfus Minnesota Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMMNX
Dreyfus Minnesota Fund (Prospectus Summary) | Dreyfus Minnesota Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMNCX
Dreyfus Ohio Fund (Prospectus Summary) | Dreyfus Ohio Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSOHX
Dreyfus Ohio Fund (Prospectus Summary) | Dreyfus Ohio Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POHBX
Dreyfus Ohio Fund (Prospectus Summary) | Dreyfus Ohio Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POHCX
Dreyfus Pennsylvania fnd (Prospectus Summary) | Dreyfus Pennsylvania fnd | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPENX
Dreyfus Pennsylvania Fund (Prospectus Summary) | Dreyfus Pennsylvania Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTPAX
Dreyfus Pennsylvania Fund (Prospectus Summary) | Dreyfus Pennsylvania Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPABX
Dreyfus Pennsylvania Fund (Prospectus Summary) | Dreyfus Pennsylvania Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPACX